35 Financial Instruments (Details 9) - Risk Related To Price Of Power Purchase And Sale Transactions [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Increase [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on purchase and sale of energy in active market, Price variation	Increase
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 208,662
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	192,103
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	270,953
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 349,803
Decrease [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on purchase and sale of energy in active market, Price variation	Decrease
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 208,662
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	192,103
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	113,253
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 34,402